                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04222

Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended December 31, 2003

TOTAL RETURN FOR THE 12-MONTHS ENDED DECEMBER 31, 2003

                                           LEHMAN       LIPPER
                                         BROTHERS     NEW YORK
                                        MUNICIPAL    MUNICIPAL
                                             BOND   DEBT FUNDS
CLASS A   CLASS B   CLASS C   CLASS D    INDEX(1)     INDEX(2)
   4.90%     3.81%     3.98%     4.59%       5.31%        4.95%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS
In 2003, municipal bonds experienced a wide range of market conditions with yields reaching record lows before spiking upward and ending the year near where they began. Interest rates fell through the first six months of the period as investors sought the relative safe haven of the bond market. This war-induced "flight to quality" included municipal bonds, which appreciated as a result of falling yields. That said, municipals lagged the market leadership of Treasuries and yields on 10- and 30-year insured municipal bonds at times surpassed comparable Treasury yields. This disparity created demand from value oriented taxable institutional investors who "crossed over" to buy municipal bonds.

The bond rally reversed in mid-year, however, when 10-year Treasury yields suffered their single greatest one-month increase in more than 20 years. While municipal yields also rose, performance relative to Treasuries improved as the ratio of municipal yields to Treasuries declined across maturities.

Issuance was heavy during the first half of the year as municipalities sought to take advantage of low interest rates. Volume began to drop off in August as rising interest rates slowed refundings. Even with the slowdown, municipal volume reached a record $383 billion for the year. California increased that state's share of total volume to 15 percent. New York, Illinois, Texas and Florida, the next largest states in terms of issuance, represented an additional 29 percent of the national total. Issues enhanced with bond insurance maintained a 49 percent market share.

New York was not immune to the budget difficulties experienced by most states. Demand for New York debt remained strong, however, and helped support price levels in spite of fiscal challenges. State and local municipalities responded to this demand by stepping up issuance of new and refinanced debt.

PERFORMANCE ANALYSIS
Morgan Stanley New York Tax-Free Income Fund underperformed both the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index for the 12 months ended December 31, 2003. The New York municipal market closely matched the performance of the Lehman Brothers Municipal Bond Index during the period.

Several of the strategies we employed had a negative impact on performance. Insured bonds, which performed well were underweighted relative to the Lehman Brothers Municipal Bond Index. The Fund's returns were also hampered by exposure to industrial revenue bonds. The strong revenue streams of these securities continued to be attractive but they lagged the upside performance of the broader municipal market because of their shorter durations. The strategy of keeping the Fund's duration (a measure of interest rate sensitivity) shorter than its benchmark also hampered returns. Though it proved beneficial when interest rates jumped in the summer months it limited upside performance in the first half of the year when interest rates declined.

On a more positive note, the Fund did benefit from refunding activity. Several of the Fund's holdings were refunded by their issuers, which had refinanced their debt to take advantage of lower interest costs. Refunding had the effect of increasing the bonds' prices, and was a positive contributor to performance.

  LARGEST SECTORS

  Transportation                      12.3%
  Other                               10.7
  Public Facilities                   10.4
  Hospital                             9.9
  Education                            9.2

  LONG-TERM CREDIT ANALYSIS

  Aaa/AAA                             44.9%
  Aa/AA                               33.2
  A/A                                 14.2
  Baa/BBB                              3.9
  Ba/BB                                0.6
  NR                                   3.2

SUBJECT TO CHANGE DAILY. LARGEST SECTORS ARE AS A PERCENTAGE OF NET ASSETS AND LONG-TERM CREDIT ANALYSIS IS AS A PERCENTAGE OF LONG-TERM INVESTMENTS. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. TO SEEK ITS GOAL OF HIGH CURRENT INCOME, THE FUND INVESTS PRINCIPALLY IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL, NEW YORK STATE AND NEW YORK CITY INCOME TAXES, WHICH AT THE TIME OF PURCHASE ARE RATED WITHIN THE FOUR HIGHEST GRADES BY STANDARD & POOR'S CORPORATION, MOODY'S INVESTOR SERVICE OR FITCH RATINGS SERVICE.

2. BY SELECTING INVESTMENT-GRADE MUNICIPAL OBLIGATIONS, THE FUND OFFERS THE POTENTIAL FOR ATTRACTIVE CURRENT INCOME WITH LESS CREDIT RISK.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of December 31, 2003

[CHART]

WEIGHTED AVERAGE MATURITY: 16 YEARS

1-5             12%
5-10             5%
10-20           64%
20-30           14%
30+ Years        5%

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based On Long-term Portfolio) As of December 31, 2003

[CHART]

YEARS BONDS CALLABLE--WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

2004(a)         11%
2005             5%
2006            11%
2007             0%
2008             6%
2009             4%
2010            10%
2011             7%
2012            16%
2013            15%
2014+           15%

[CHART]

COST (BOOK) YIELD(b)--WEIGHTED AVERAGE BOOK YIELD: 5.6%

2004(a)         6.8%
2005            6.6%
2006            6.5%
2007            0.0%
2008            5.3%
2009            5.6%
2010            5.5%
2011            4.9%
2012            4.8%
2013            4.8%
2014+           5.9%

(a)  MAY INCLUDE ISSUES CALLABLE IN PREVIOUS YEARS.
(b) COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE FUND'S OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.8% ON 11% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2004.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS B

               CLASS B^   LEHMAN(1)   LIPPER(2)
Dec-1993       $ 10,000    $ 10,000    $ 10,000
Dec-1994       $  9,226    $  9,483    $  9,260
Dec-1995       $ 10,756    $ 11,138    $ 10,854
Dec-1996       $ 11,060    $ 11,632    $ 11,191
Dec-1997       $ 11,992    $ 12,701    $ 12,217
Dec-1998       $ 12,630    $ 13,524    $ 12,924
Dec-1999       $ 12,052    $ 13,246    $ 12,284
Dec-2000       $ 13,364    $ 14,793    $ 13,777
Dec-2001       $ 13,800    $ 15,552    $ 14,327
Dec-2002       $ 15,087    $ 17,045    $ 15,620
Dec-2003       $ 15,662    $ 17,951    $ 16,394

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2003

                              CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                             (SINCE 07/28/97)     (SINCE 04/25/85)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                                  NYFAX                NYFBX                NYFCX                NYFDX
1 YEAR                                   4.90%(3)             3.81%(3)             3.98%(3)             4.59%(3)
                                         0.45(4)             (1.15)(4)             2.99(4)                --
5 YEARS                                  5.14(3)              4.40(3)              4.44(3)              5.13(3)
                                         4.23(4)              4.06(4)              4.44(4)                --
10 YEARS                                   --                 4.59(3)                --                   --
                                           --                 4.59(4)                --                   --
SINCE INCEPTION                          5.40(3)              6.89(3)              4.73(3)              5.46(3)
                                         4.69(4)              6.89(4)              4.73(4)                --

Notes on Performance

(1) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST Baa OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

^    CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2003.

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

PRINCIPAL
AMOUNT IN                                                                                  COUPON    MATURITY
THOUSANDS                                                                                   RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (94.3%)
            GENERAL OBLIGATION (6.2%)
$   3,500   New York State, Ser 1995 B Refg                                                  5.70%   08/15/13   $    3,753,890
    4,550   Puerto Rico, Public Improvement Refg Ser 1987 A                                  3.00    07/01/06        4,554,141
---------                                                                                                       --------------
    8,050                                                                                                            8,308,031
---------                                                                                                       --------------
            EDUCATIONAL FACILITIES REVENUE (9.2%)
      500   Hempstead Industrial Development Agency, Hofstra University
              Ser 1996 (MBIA)                                                                5.80    07/01/15          551,245
    1,000   New York City Industrial Development Agency, Polytechnic
              University 2000                                                                6.00    11/01/20          830,710
            New York State Dormitory Authority,
    3,000     City University Ser 1993 A                                                     5.75    07/01/09        3,453,180
    1,000     Nassau County BOCES Ser 2001 A (FSA)                                           5.25    08/15/21        1,070,190
    1,000     New York University Ser 1998 A (MBIA)                                          5.75    07/01/15        1,186,990
    3,000     State University Ser 1989 B                                                    0.00    05/15/05        2,928,750
    2,000     State University 1993 Ser A                                                    5.25    05/15/15        2,245,020
---------                                                                                                       --------------
   11,500                                                                                                           12,266,085
---------                                                                                                       --------------
            ELECTRIC REVENUE (4.6%)
            Long Island Power Authority,
    3,000     Ser 2000 A (FSA)                                                               0.00    06/01/18        1,630,350
    1,345     Ser 2003 C                                                                     5.50    09/01/21        1,443,400
    1,000     Ser 1998 A (FSA)                                                              5.125    12/01/22        1,053,450
    2,000   New York State Power Authority, Ser 2000 A                                       5.25    11/15/40        2,077,780
---------                                                                                                       --------------
    7,345                                                                                                            6,204,980
---------                                                                                                       --------------
            HOSPITAL REVENUE (9.9%)
    3,730   New York City Health & Hospital Corporation, Health 2003 Ser A
              (Ambac)                                                                        5.25    02/15/22        4,005,050
            New York State Dormitory Authority,
    3,000     Memorial Sloan-Kettering Cancer Center 2003 Ser I                              5.00    07/01/23        3,120,810
    2,000     Winthrop South Nassau University Health System Ser 2003 B                      5.50    07/01/23        2,055,860
    3,980   New York State Medical Care Facilities Finance Agency, Hospital &
              Nursing Home - FHA Insured Mtge 1993 Ser B                                     5.50    02/15/22        4,073,689
---------                                                                                                       --------------
   12,710                                                                                                           13,255,409
---------                                                                                                       --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                                  COUPON    MATURITY
THOUSANDS                                                                                   RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (7.7%)
            New York City Industrial Development Agency, Airis JFK I LLC
$   1,000     Ser 2001 A (AMT)                                                               5.50%   07/01/28   $      978,540
    2,000     Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                     5.75    10/01/36        1,868,980
    6,000   New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser D                                             12.354++  07/01/26        7,389,360
---------                                                                                                       --------------
    9,000                                                                                                           10,236,880
---------                                                                                                       --------------
            MORTGAGE REVENUE - MULTI-FAMILY (7.2%)
            New York City Housing Development Corporation,
    1,949     East Midtown Project - FHA Ins Sec 223                                         6.50    11/15/18        2,050,127
    1,991     Ruppert Project - FHA Ins Sec 223                                              6.50    11/15/18        2,094,584
    5,135   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                     6.10    11/01/15        5,436,476
---------                                                                                                       --------------
    9,075                                                                                                            9,581,187
---------                                                                                                       --------------
            PUBLIC FACILITIES REVENUE (10.4%)
            Empire State Development Corporation,
    2,000     Personal Income Tax Ser 2002 A                                                5.375    03/15/19        2,191,360
    1,750     Personal Income Tax Ser 2002 A                                                5.375    03/15/20        1,907,220
    2,000     Personal Income Tax Ser 2002 C-1 (FGIC)                                        5.50    03/15/20        2,231,460
      500   New York City Cultural Resources Trust, The New York Botanical
            Garden Ser 1996 (MBIA)                                                           5.75    07/01/16          545,820
    1,035   New York City Industrial Development Agency, Royal Charter
              Properties - The New York & Presbyterian Hospital Parking
              Ser 2001 (FSA)                                                                 5.25    12/15/32        1,096,293
            New York State Dormitory Authority,
    4,000     School District Ser 2002 E (MBIA)                                              5.50    10/01/17        4,528,960
    1,300     School District Ser 2002 C (MBIA)                                              5.25    04/01/21        1,407,419
---------                                                                                                       --------------
   12,585                                                                                                           13,908,532
---------                                                                                                       --------------
            RESOURCE RECOVERY REVENUE (0.4%)
      500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992                       6.65    04/01/05          511,980
---------                                                                                                       --------------
            TRANSPORTATION FACILITIES REVENUE (12.3%)
      400   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995
              (MBIA)                                                                         5.75    01/01/25          418,680
    5,000   Metropolitan Transportation Authority, Dedicated Tax Fund
              Refg Ser 2002 A (FSA)                                                          5.25    11/15/24        5,314,799
    3,000   New York State Thruway Authority, Local Highway & Bridge
              Service Contract Ser 2001 A (FSA)                                              5.25    04/01/20        3,438,420

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                                  COUPON    MATURITY
THOUSANDS                                                                                   RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
$   3,000   Triborough Bridge & Tunnel Authority, Ser 2001 A                                 5.00%   01/01/32   $    3,058,440
            Puerto Rico Highway & Transportation Authority,
    2,000     Refg Ser X                                                                     5.50    07/01/15        2,263,540
    2,000     Ser 1998 A                                                                     4.75    07/01/38        1,958,460
---------                                                                                                       --------------
   15,400                                                                                                           16,452,339
---------                                                                                                       --------------
            WATER & SEWER REVENUE (7.3%)
    3,000   New York City Municipal Water Finance Authority, 2001 Ser B                     5.125    06/15/31        3,078,390
    2,000   New York State Environment Facilities Corporation, Clean Water
              Ser 2003 C                                                                     5.00    07/15/23        2,089,680
    4,000   Suffolk County Industrial Development Agency, Southwest Sewer
              Ser 1994 (FGIC)                                                                6.00    02/01/08        4,589,560
---------                                                                                                       --------------
    9,000                                                                                                            9,757,630
---------                                                                                                       --------------
            OTHER REVENUE (10.7%)
    2,000   Battery Park City Authority, Ser 2003 A                                          5.00    11/01/24        2,073,000
            New York City Transitional Finance Authority,
    2,000     2003 Ser D                                                                     5.25    02/01/20        2,183,200
    2,000     2004 Ser B                                                                     5.00    08/01/23        2,079,440
    2,000     Refg 2003 Ser A                                                                5.50#   11/01/26        2,277,340
    5,000   New York Local Government Assistance Corporation, Ser 1993 C                     5.50    04/01/17        5,745,750
---------                                                                                                       --------------
   13,000                                                                                                           14,358,730
---------                                                                                                       --------------
            REFUNDED (8.4%)
    2,000   New York City Transitional Finance Authority, 2001 Ser A                        5.375+   02/15/10        2,310,200
    2,710   New York State Dormitory Authority, Suffolk County Judicial
              Ser 1986 (ETM)                                                                7.375    07/01/16        3,436,145
    1,000   Triborough Bridge & Tunnel Authority, Refg Ser 1998 A (MBIA)
              (ETM)                                                                          4.75    01/01/24        1,033,410
    4,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)                5.375    10/01/24        4,317,160
---------                                                                                                       --------------
    9,710                                                                                                           11,096,915
---------                                                                                                       --------------
  117,875   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (COST $115,760,961)                                          125,938,698
---------                                                                                                       --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                                  COUPON    MATURITY
THOUSANDS                                                                                   RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.6%)
$   4,100   New York City, Fiscal 2002 Subser A-7 (Ambac) (Demand 01/02/04)                  1.15*%  11/01/24   $    4,100,000
    2,000   New York State Medical Care Facilities Finance Agency,
              Mental Health Services 1993 Ser F Refg (Called for redemption
              02/15/04)                                                                      5.25    02/15/19        2,050,100
---------                                                                                                       --------------
    6,100   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATION (COST $5,874,250)                              6,150,100
---------                                                                                                       --------------

$ 123,975   TOTAL INVESTMENTS (COST $121,635,211) (a)(b)                                               98.9%       132,088,798
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                       1.1          1,500,879
                                                                                                      -----     --------------
            NET ASSETS                                                                                100.0%    $  133,589,677
                                                                                                      =====     ==============

----------
   AMT   ALTERNATIVE MINIMUM TAX.
   ETM   ESCROWED TO MATURITY.
   *     CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
   #     STEP UP SECURITY; WILL CONVERT TO 14% ON NOVEMBER 1, 2011.
   +     PREREFUNDED TO CALL DATE SHOWN.
  ++ CURRENT COUPON RATE FOR INVERSE FLOATING RATE MUNICIPAL OBLIGATION. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SECURITY CHANGES. POSITIONS IN INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS HAVE TOTAL VALUE OF $7,389,360, WHICH REPRESENTS 5.5% OF NET ASSETS.
   (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $10,821,117 IN CONNECTION WITH THE OPEN FUTURES CONTRACTS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $121,533,828. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $10,828,728 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $273,758, RESULTING IN NET UNREALIZED APPRECIATION OF $10,554,970.

BOND INSURANCE:

   AMBAC AMBAC ASSURANCE CORPORATION.
   FHA   FEDERAL HOUSING ADMINISTRATION.
   FGIC  FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA   FINANCIAL SECURITY ASSURANCE INC.
   MBIA  MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

NUMBER OF                    DESCRIPTION / DELIVERY       UNDERLYING FACE     UNREALIZED
CONTRACTS    LONG/SHORT          MONTH AND YEAR           AMOUNT AT VALUE    DEPRECIATION
---------    ----------      ----------------------       ---------------    ------------
 100            Short      U.S. Treasury Notes 5 Year
                                March / 2004              $   (11,162,500)     $ (59,870)
  25            Short      U.S. Treasury Notes 10 Year
                                March / 2004                   (2,806,641)       (10,107)
                                                                               ---------
                           Total unrealized depreciation                       $ (69,977)
                                                                               =========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
Investments in securities, at value (cost $121,635,211)           $  132,088,798
Cash                                                                      72,575
Receivable for:
  Interest                                                             1,851,290
  Investments sold                                                       418,193
  Shares of beneficial interest sold                                     130,871
Prepaid expenses and other assets                                         12,324
                                                                  --------------
    TOTAL ASSETS                                                     134,574,051
                                                                  --------------
LIABILITIES:
Payable for:
  Dividends and distributions to shareholders                            548,735
  Shares of beneficial interest redeemed                                 164,021
  Distribution fee                                                        81,094
  Investment management fee                                               66,532
  Variation margin                                                        16,406
Accrued expenses                                                         107,586
                                                                  --------------
    TOTAL LIABILITIES                                                    984,374
                                                                  --------------
    NET ASSETS                                                    $  133,589,677
                                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                   $  123,012,913
Net unrealized appreciation                                           10,383,610
Accumulated undistributed net investment income                          111,954
Accumulated undistributed net realized gain                               81,200
                                                                  --------------
    NET ASSETS                                                    $  133,589,677
                                                                  ==============
CLASS A SHARES:
Net Assets                                                        $    4,284,850
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                363,502
    NET ASSET VALUE PER SHARE                                     $        11.79
                                                                  ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)               $        12.31
                                                                  ==============
CLASS B SHARES:
Net Assets                                                        $  113,223,155
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              9,668,898
    NET ASSET VALUE PER SHARE                                     $        11.71
                                                                  ==============
CLASS C SHARES:
Net Assets                                                        $    4,679,390
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                399,380
    Net Asset Value Per Share                                     $        11.72
                                                                  ==============
CLASS D SHARES:
Net Assets                                                        $   11,402,282
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                977,397
    NET ASSET VALUE PER SHARE                                     $        11.67
                                                                  ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

NET INVESTMENT INCOME:
INTEREST INCOME                                                   $    7,293,653
                                                                  --------------
EXPENSES
Distribution fee (Class A shares)                                         12,128
Distribution fee (Class B shares)                                        884,172
Distribution fee (Class C shares)                                         35,803
Investment management fee                                                768,635
Transfer agent fees and expenses                                          60,825
Shareholder reports and notices                                           54,328
Professional fees                                                         53,430
Trustees' fees and expenses                                               16,844
Registration fees                                                         12,805
Custodian fees                                                            10,797
Other                                                                      9,729
                                                                  --------------
    TOTAL EXPENSES                                                     1,919,496
Less: expense offset                                                     (10,658)
                                                                  --------------
    NET EXPENSES                                                       1,908,838
                                                                  --------------
    NET INVESTMENT INCOME                                              5,384,815
                                                                  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                          1,092,363
  Futures contracts                                                      (40,179)
                                                                  --------------
    NET REALIZED GAIN                                                  1,052,184
                                                                  --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                         (1,150,497)
  Futures contracts                                                      (69,977)
                                                                  --------------
    NET DEPRECIATION                                                  (1,220,474)
                                                                  --------------
    NET LOSS                                                            (168,290)
                                                                  --------------
NET INCREASE                                                      $    5,216,525
                                                                  ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR        FOR THE YEAR
                                                                                 ENDED               ENDED
                                                                           DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                           -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $    5,384,815      $    5,569,509
Net realized gain                                                                  1,052,184           2,653,787
Net change in unrealized appreciation/depreciation                                (1,220,474)          4,157,253
                                                                              --------------      --------------
    NET INCREASE                                                                   5,216,525          12,380,549
                                                                              --------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                                    (236,902)           (144,852)
  Class B shares                                                                  (4,428,063)         (4,671,373)
  Class C shares                                                                    (178,054)           (133,930)
  Class D shares                                                                    (520,670)           (554,643)

Net realized gain
  Class A shares                                                                     (32,045)           (118,438)
  Class B shares                                                                    (852,519)         (2,788,076)
  Class C shares                                                                     (35,577)            (80,757)
  Class D shares                                                                     (86,029)           (286,792)
                                                                              --------------      --------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                             (6,369,859)         (8,778,861)
                                                                              --------------      --------------

Net increase (decrease) from transactions in shares of beneficial interest        (8,635,983)          5,331,906
                                                                              --------------      --------------

    NET INCREASE (DECREASE)                                                       (9,789,317)          8,933,594

NET ASSETS:
Beginning of period                                                              143,378,994         134,445,400
                                                                              --------------      --------------
END OF PERIOD
  (INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
  $111,954 AND $124,636, RESPECTIVELY)                                        $  133,589,677      $  143,378,994
                                                                              ==============      ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $890,751 at December 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $39,978, $91,278 and $1,253, respectively and received $76,421 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2003 aggregated $27,292,285 and $36,425,381, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for year ended December 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,259. At December 31, 2003, the Fund had an accrued pension liability of $60,305 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                          FOR THE YEAR                      FOR THE YEAR
                                                             ENDED                             ENDED
                                                       DECEMBER 31, 2003                 DECEMBER 31, 2002
                                                -------------------------------   -------------------------------
                                                    SHARES           AMOUNT           SHARES           AMOUNT
                                                --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                                 5,940,729   $   70,550,054        1,709,367   $   20,244,891
Reinvestment of dividends and distributions             12,985          152,870           16,605          195,757
Redeemed                                            (6,032,186)     (71,540,906)      (1,552,899)     (18,352,037)
                                                --------------   --------------   --------------   --------------
Net increase (decrease) -- Class A                     (78,472)        (837,982)         173,073        2,088,611
                                                --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                                   509,201        5,985,290        1,286,421       15,165,415
Reinvestment of dividends and distributions            255,573        2,997,092          375,930        4,430,966
Redeemed                                            (1,441,706)     (16,926,261)      (1,549,204)     (18,257,685)
                                                --------------   --------------   --------------   --------------
Net increase (decrease) -- Class B                    (676,932)      (7,943,879)         113,147        1,338,696
                                                --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                                   550,830        6,453,907          266,760        3,187,296
Reinvestment of dividends and distributions              9,168          107,477            8,899          104,676
Redeemed                                              (459,294)      (5,389,045)        (287,332)      (3,394,507)
                                                --------------   --------------   --------------   --------------
Net increase (decrease) -- Class C                     100,704        1,172,339          (11,673)        (102,535)
                                                --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                                   126,363        1,475,759          985,512       11,602,457
Reinvestment of dividends and distributions             29,986          350,347           42,450          498,825
Redeemed                                              (244,895)      (2,852,567)        (859,274)     (10,094,148)
                                                --------------   --------------   --------------   --------------
Net increase (decrease) -- Class D                     (88,546)      (1,026,461)         168,688        2,007,134
                                                --------------   --------------   --------------   --------------
Net increase (decrease) in Fund                       (743,246)  $   (8,635,983)         443,235   $    5,331,906
                                                ==============   ==============   ==============   ==============

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                      FOR THE YEAR       FOR THE YEAR
                                          ENDED              ENDED
                                    DECEMBER 31, 2003  DECEMBER 31, 2002
                                    -----------------  -----------------
Tax-exempt income                     $  5,363,689       $  5,504,798
Ordinary income                            326,338                 --
Long-term capital gains                    679,832          3,274,063
                                      ------------       ------------
Total distributions                   $  6,369,859       $  8,778,861
                                      ============       ============

As of December 31, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income       $     70,876
Undistributed ordinary income                   --
Undistributed long-term gains               20,385
                                      ------------
Net accumulated earnings                    91,261
Post-October losses                         (9,162)
Temporary differences                      (60,305)
Net unrealized appreciation             10,554,970
                                      ------------
Total accumulated earnings            $ 10,576,764
                                      ============

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of discounts on debt securities and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $68, accumulated undistributed net investment income was charged $33,808 and accumulated undistributed net realized gain was credited $33,876.

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                   2003           2002         2001          2000          1999
                                                 ---------     ---------     ---------     ---------     ---------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   11.82     $   11.47     $   11.56     $   10.89     $   11.90
                                                 ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income                               0.51          0.52          0.53          0.53          0.53
  Net realized and unrealized gain (loss)             0.06          0.62         (0.06)         0.66         (1.00)
                                                 ---------     ---------     ---------     ---------     ---------
Total income (loss) from investment operations        0.57          1.14          0.47          1.19         (0.47)
                                                 ---------     ---------     ---------     ---------     ---------
Less dividends and distribution from:
  Net investment income                              (0.51)        (0.52)        (0.53)        (0.52)        (0.52)
  Net realized gain                                  (0.09)        (0.27)        (0.03)            -         (0.02)
                                                 ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                    (0.60)        (0.79)        (0.56)        (0.52)        (0.54)
                                                 ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                   $   11.79     $   11.82     $   11.47     $   11.56     $   10.89
                                                 =========     =========     =========     =========     =========
TOTAL RETURN+                                         4.90%        10.18%         4.08%        11.29%        (4.03)%

RATIOS TO AVERAGE NET ASSETS(2):
Expenses (before expense offset)                      0.93%(1)      0.92%(1)      0.94%(1)      0.96%(1)      0.89%
Net investment income                                 4.29%         4.44%         4.50%         4.78%         4.58

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   4,285     $   5,226     $   3,084     $     661     $     408
Portfolio turnover rate                                 20%           21%           11%           21%            3%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                   2003           2002         2001          2000          1999
                                                 ---------     ---------     ---------     ---------     ---------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   11.80     $   11.48     $   11.60     $   10.91     $   11.92
                                                 ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
Net investment income                                 0.44          0.46          0.47          0.47          0.46
  Net realized and unrealized gain (loss)             0.00          0.59         (0.10)         0.69         (0.99)
                                                 ---------     ---------     ---------     ---------     ---------
  Total income (loss) from investment operations      0.44          1.05          0.37          1.16         (0.53)
                                                 ---------     ---------     ---------     ---------     ---------
Less dividends and distributions from:
  Net investment income                              (0.44)        (0.46)        (0.46)        (0.47)        (0.46)
  Net realized gain                                  (0.09)        (0.27)        (0.03)            -         (0.02)
                                                 ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                    (0.53)        (0.73)        (0.49)        (0.47)        (0.48)
                                                 ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                   $   11.71     $   11.80     $   11.48     $   11.60     $   10.91
                                                 =========     =========     =========     =========     =========
TOTAL RETURN+                                         3.81%         9.32%         3.26%        10.90%        (4.58)%

RATIOS TO AVERAGE NET ASSETS(2):
Expenses (before expense offset)                      1.46%(1)      1.46%(1)      1.46%(1)      1.47%(1)      1.48%
Net investment income                                 3.76%         3.90%         3.99%         4.27%         3.99%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $ 113,223     $ 122,099     $ 117,519     $ 121,867     $ 124,774
Portfolio turnover rate                                 20%           21%           11%           21%            3%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                   2003           2002          2001         2000          1999
                                                 ---------     ---------     ---------     ---------     ---------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   11.79     $   11.46     $   11.57     $   10.89     $   11.90
                                                 ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income                               0.44          0.46          0.47          0.47          0.46
  Net realized and unrealized gain (loss)             0.02          0.60         (0.09)         0.68         (0.99)
                                                 ---------     ---------     ---------     ---------     ---------
Total income (loss) from investment operations        0.46          1.06          0.38          1.15         (0.53)
                                                 ---------     ---------     ---------     ---------     ---------
Less dividends and distribution from:
  Net investment income                              (0.44)        (0.46)        (0.46)        (0.47)        (0.46)
  Net realized gain                                  (0.09)        (0.27)        (0.03)            -         (0.02)
                                                 ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                    (0.53)        (0.73)        (0.49)        (0.47)        (0.48)
                                                 ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                   $   11.72     $   11.79     $   11.46     $   11.57     $   10.89
                                                 =========     =========     =========     =========     =========
TOTAL RETURN+                                         3.98%         9.41%         3.33%        10.81%        (4.60)%

RATIOS TO AVERAGE NET ASSETS(2):
Expenses (before expense offset)                      1.46%(1)      1.46%(1)      1.46%(1)      1.47%(1)      1.48%
Net investment income                                 3.76%         3.90%         3.99%         4.27%         3.99

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   4,679     $   3,521     $   3,557     $   1,318     $     840
Portfolio turnover rate                                 20%           21%           11%           21%            3%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                   2003           2002         2001          2000          1999
                                                 ---------     ---------     ---------     ---------     ---------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   11.76     $   11.46     $   11.58     $   10.90     $   11.91
                                                 ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income                               0.53          0.55          0.56          0.55          0.55
  Net realized and unrealized gain (loss)             0.00          0.56         (0.10)         0.68         (1.00)
                                                 ---------     ---------     ---------     ---------     ---------
Total income (loss) investment operations             0.53          1.11          0.46          1.23         (0.45)
                                                 ---------     ---------     ---------     ---------     ---------
Less dividends and distribution from:
  Net investment income                              (0.53)        (0.54)        (0.55)        (0.55)        (0.54)
  Net realized gain                                  (0.09)        (0.27)        (0.03)            -         (0.02)
                                                 ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                    (0.62)        (0.81)        (0.58)        (0.55)        (0.56)
                                                 ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                   $   11.67     $   11.76     $   11.46     $   11.58     $   10.90
                                                 =========     =========     =========     =========     =========
TOTAL RETURN+                                         4.59%         9.96%         4.04%        11.64%        (3.87)%

RATIOS TO AVERAGE NET ASSETS(2):
Expenses (before expense offset)                      0.71%(1)      0.71%(1)      0.71%(1)      0.72%(1)      0.73%
Net investment income                                 4.51%         4.65%         4.74%         5.02%         4.74%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  11,402     $  12,533     $  10,285     $  10,475     $     116
Portfolio turnover rate                                 20%           21%           11%           21%            3%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Tax-Free Income Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 12, 2004

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

     During the year ended December 31, 2003, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                                  CLASS A   CLASS B   CLASS C   CLASS D
                                  -------------------------------------
     Tax-Exempt Income             $ 0.51    $ 0.44    $ 0.44    $ 0.53
     Long-Term Capital Gains       $ 0.06    $ 0.06    $ 0.06    $ 0.06

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                            TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                        COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS HELD
  INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**       BY TRUSTEE***          BY TRUSTEE
---------------------------  -----------  ------------  ---------------------------------  -------------  --------------------------
Michael Bozic (62)           Trustee      Since         Retired; Director or Trustee of    216            Director of Weirton Steel
c/o Mayer, Brown,                         April 1994    the Retail Funds (since April                     Corporation.
Rowe & Maw LLP                                          1994) and the Institutional Funds
Counsel to the                                          (since July 2003); formerly Vice
Independent Directors                                   Chairman of Kmart Corporation
1675 Broadway                                           (December 1998-October 2000),
New York, NY                                            Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November
                                                        1995-November 1998) and President
                                                        and Chief Executive Officer of
                                                        Hills Department Stores (May
                                                        1991-July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President and
                                                        Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (71)           Trustee      Since         Director or Trustee of the         216            Director of Franklin Covey
c/o Summit Ventures LLC                   January 1993  Retail Funds (since January                       (time management systems),
1 Utah Center                                           1993) and the Institutional                       BMW Bank of North America,
201 S. Main Street                                      Funds (since July 2003); member                   Inc. (industrial loan
Salt Lake City, UT                                      of the Utah Regional Advisory                     corporation), United Space
                                                        Board of Pacific Corp.; formerly                  Alliance (joint venture
                                                        United States Senator (R-Utah)                    between Lockheed Martin
                                                        (1974-1992) and Chairman, Senate                  and the Boeing Company)
                                                        Banking Committee (1980-1986),                    and Nuskin Asia Pacific
                                                        Mayor of Salt Lake City, Utah                     (multilevel marketing);
                                                        (1971-1974), Astronaut, Space                     member of the board of
                                                        Shuttle Discovery (April 12-19,                   various civic and
                                                        1985), and Vice Chairman,                         charitable organizations.
                                                        Huntsman Corporation (chemical
                                                        company).

Wayne E. Hedien (69)         Trustee      Since         Retired; Director or Trustee of    216            Director of The PMI Group
c/o Mayer, Brown,                         September     the Retail Funds (since September                 Inc. (private mortgage
Rowe & Maw LLP                            1997          1997) and the Institutional Funds                 insurance); Trustee and
Counsel to the                                          (since July 2003); formerly                       Vice Chairman of The Field
Independent Directors                                   associated with the Allstate                      Museum of Natural History;
1675 Broadway                                           Companies (1966-1994), most                       director of various other
New York, NY                                            recently as Chairman of The                       business and charitable
                                                        Allstate Corporation (March                       organizations.
                                                        1993-December 1994) and Chairman
                                                        and Chief Executive Officer of
                                                        its wholly-owned subsidiary,
                                                        Allstate Insurance Company (July
                                                        1989-December 1994).

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                            TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                        COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS HELD
  INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**       BY TRUSTEE***         BY TRUSTEE
---------------------------  -----------  ------------  ---------------------------------  -------------  --------------------------
Dr. Manuel H. Johnson (54)   Trustee      Since         Chairman of the Audit Committee    216            Director of NVR, Inc.
c/o Johnson Smick                         July 1991     and Director or Trustee of the                    (home construction);
International, Inc.                                     Retail Funds (since July 1991)                    Chairman and Trustee of
2099 Pennsylvania                                       and the Institutional Funds                       the Financial Accounting
Avenue, N.W.                                            (since July 2003); Senior                         Foundation (oversight
Suite 950                                               Partner, Johnson Smick                            organization of the
Washington, D.C.                                        International, Inc., a                            Financial Accounting
                                                        consulting firm; Co-Chairman and                  Standards Board);
                                                        a founder of the Group of Seven                   Director of RBS Greenwich
                                                        Council (G7C), an international                   Capital Holdings
                                                        economic commission; formerly                     (financial holding
                                                        Vice Chairman of the Board of                     company).
                                                        Governors of the Federal Reserve
                                                        System and Assistant Secretary
                                                        of the U.S. Treasury.

Joseph J. Kearns (61)        Trustee      Since         Deputy Chairman of the Audit       217            Director of Electro Rent
PMB754                                    July 2003     Committee and Director or Trustee                 Corporation (equipment
23852 Pacific Coast Highway                             of the Retail Funds (since July                   leasing), The Ford Family
Malibu, CA                                              2003) and the Institutional Funds                 Foundation, and the UCLA
                                                        (since August 1994); previously                   Foundation.
                                                        Chairman of the Audit Committee
                                                        of the Institutional Funds
                                                        (October 2001-July 2003);
                                                        President, Kearns & Associates
                                                        LLC (investment consulting);
                                                        formerly CFO of the J. Paul Getty
                                                        Trust.

Michael E. Nugent (67)       Trustee      Since         Chairman of the Insurance          216            Director of various
c/o Triumph Capital, L.P.                 July 1991     Committee and Director or Trustee                 business organizations.
445 Park Avenue                                         of the Retail Funds (since July
New York, NY                                            1991) and the Institutional Funds
                                                        (since July 2001); General
                                                        Partner of Triumph Capital, L.P.,
                                                        a private investment partnership;
                                                        formerly Vice President, Bankers
                                                        Trust Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (71)             Trustee      Since         Chairman of the Governance         217            Trustee and Director of
85 Charles Colman Blvd.                   July 2003     Committee and Director or Trustee                 certain investment
Pawling, NY                                             of the Retail Funds (since July                   companies in the JPMorgan
                                                        2003) and the Institutional Funds                 Funds complex managed by
                                                        (since June 1992); Chairman of                    JP Morgan Investment
                                                        Lumelite Plastics Corporation.                    Management Inc.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                            TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                        COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS HELD
   INTERESTED TRUSTEE        REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**       BY TRUSTEE***         BY TRUSTEE
---------------------------  -----------  ------------  ---------------------------------  -------------  --------------------------
Charles A. Fiumefreddo (70)  Chairman of  Since         Chairman and Director or Trustee   216            None
c/o Morgan Stanley Trust     the Board    July 1991     of the Retail Funds (since July
Harborside Financial         and Trustee                1991) and the Institutional
Center,                                                 Funds (since July 2003);
Plaza Two,                                              formerly Chief Executive Officer
Jersey City, NJ                                         of the Retail Funds (until
                                                        September 2002).

James F. Higgins (55)        Trustee      Since         Director or Trustee of the         216            Director of AXA Financial,
c/o Morgan Stanley Trust                  June 2000     Retail Funds (since June 2000)                    Inc. and The Equitable
Harborside Financial                                    and the Institutional Funds                       Life Assurance Society of
Center,                                                 (since July 2003); Senior                         the United States
Plaza Two,                                              Advisor of Morgan Stanley (since                  (financial services).
Jersey City, NJ                                         August 2000); Director of the
                                                        Distributor and Dean Witter
                                                        Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client
                                                        Group of Morgan Stanley (May
                                                        1999-August 2000), and
                                                        President and Chief Operating
                                                        Officer of Individual Securities
                                                        of Morgan Stanley (February
                                                        1997-May 1999).

Philip J. Purcell (60)       Trustee      Since         Director or Trustee of the         216            Director of American
1585 Broadway                             April 1994    Retail Funds (since April 1994)                   Airlines, Inc. and its
New York, NY                                            and the Institutional Funds                       parent company, AMR
                                                        (since July 2003); Chairman of                    Corporation.
                                                        the Board of Directors and Chief
                                                        Executive Officer of Morgan
                                                        Stanley and Morgan Stanley DW
                                                        Inc.; Director of the
                                                        Distributor; Chairman of the
                                                        Board of Directors and Chief
                                                        Executive Officer of Novus
                                                        Credit Services Inc.; Director
                                                        and/or officer of various Morgan
                                                        Stanley subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                            TERM OF
                             POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT   TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -----------  ------------  -----------------------------------------------------------------------
Mitchell M. Merin (50)       President    Since May     President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas               1999          Management Inc.; President, Director and Chief Executive Officer of
New York, NY                                            the Investment Manager and Morgan Stanley Services; Chairman, Chief
                                                        Executive Officer and Director of the Distributor; Chairman and
                                                        Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February
                                                        2003); President of the Institutional Funds (since July 2003) and
                                                        President of the Retail Funds (since May 1999); Trustee (since July
                                                        2003) and President (since December 2002) of the Van Kampen Closed-
                                                        End Funds; Trustee (since May 1999) and President (since October 2002)
                                                        of the Van Kampen Open-End Funds.

Ronald E. Robison (64)       Executive    Since         Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas  Vice         April 2003    Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                 President                  Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                             and                        Managing Director, Chief Administrative Officer and Director of the
                             Principal                  Investment Manager and Morgan Stanley Services; Chief Executive
                             Executive                  Officer and Director of the Transfer Agent; Managing Director and
                             Officer                    Director of the Distributor; Executive Vice President and Principal
                                                        Executive Officer of the Institutional Funds (since July 2003);
                                                        previously President of the Institutional Funds (March 2001-July 2003)
                                                        and Director of the Institutional Funds (March 2001-July 2003).

Barry Fink (48)              Vice         Since         General Counsel (since May 2000) and Managing Director (since December
1221 Avenue of the Americas  President    February      2000) of Morgan Stanley Investment Management; Managing Director
New York, NY                 and General  1997          (since December 2000), Secretary (since February 1997) and Director
                             Counsel                    (since July 1998) of the Investment Manager and Morgan Stanley
                                                        Services; Assistant Secretary of Morgan Stanley DW; Chief Legal
                                                        Officer of Morgan Stanley Investments LP (since July 2002); Vice
                                                        President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail
                                                        Funds (February 1997-July 2003); previously Vice President and
                                                        Assistant General Counsel of the Investment Manager and Morgan Stanley
                                                        Services (February 1997-December 2001).

Joseph J. McAlinden (60)     Vice         Since July    Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas  President    1995          Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley
New York, NY                                            Investments LP; Director of the Transfer Agent, Chief Investment
                                                        Officer of the Van Kampen Funds; Vice President of the Institutional
                                                        Funds (since July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (37)       Vice         Since July    Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas  President    2003          Investment Management Inc. and Vice President of the Institutional
New York, NY                                            Funds (since December 1997) and the Retail Funds (since July 2003);
                                                        formerly practiced law with the New York law firm of Rogers & Wells
                                                        (now Clifford Chance LLP).

                                            TERM OF
                             POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT   TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -----------  ------------  -----------------------------------------------------------------------
Francis J. Smith (38)        Treasurer    Treasurer     Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust     and          since         Services (since December 2001); previously Vice President of the
Harborside Financial         Chief        July 2003     Retail Funds (September 2002-July 2003); previously Vice President of
Center,                      Financial    and Chief     the Investment Manager and Morgan Stanley Services (August
Plaza Two,                   Officer      Financial     2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP
Jersey City, NJ                           Officer       (January 1998-August 2000).
                                          since
                                          September
                                          2002

Thomas F. Caloia (57)        Vice         Since         Executive Director (since December 2002) and Assistant Treasurer of
c/o Morgan Stanley Trust     President    July 2003     the Investment Manager, the Distributor and Morgan Stanley Services;
Harborside Financial Center,                            previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                              formerly First Vice President of the Investment Manager, the
Jersey City, NJ                                         Distributor and Morgan Stanley Services.

Mary E. Mullin (36)          Secretary    Since         Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley
1221 Avenue of the Americas               July 2003     Investment Management Inc.; Secretary of the Institutional Funds
New York, NY                                            (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.


--------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT AND GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

37935RPT-00-13593B04-AP-2/04

MORGAN STANLEY FUNDS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

ANNUAL REPORT
DECEMBER 31, 2003

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2003

                                      REGISTRANT       COVERED ENTITIES(1)
            AUDIT FEES                $     27,930              N/A

            NON-AUDIT FEES
                AUDIT-RELATED FEES    $        684(2)  $  2,847,161(2)
                TAX FEES              $      4,884(3)  $    736,810(4)
                ALL OTHER FEES        $          0     $          0
            TOTAL NON-AUDIT FEES      $      5,568     $  3,583,971

            TOTAL                     $     33,498     $  3,583,971

          2002

                                      REGISTRANT       COVERED ENTITIES(1)
            AUDIT FEES                $     25,600              N/A

            NON-AUDIT FEES
                AUDIT-RELATED FEES    $        657(2)  $  2,818,115(2)
                TAX FEES              $      5,779(3)  $    365,427(4)
                ALL OTHER FEES        $          0     $    501,166(5)
            TOTAL NON-AUDIT FEES      $      6,436     $  3,684,708

            TOTAL                     $     32,036     $  3,684,708

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                            AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004